Loans, borrowings, cash and cash equivalents and short-term investments	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Loans, borrowings, cash and cash equivalents and short-term investments

23. Loans, borrowings, cash and cash equivalents and short-term investments

a) Net debt

The Company monitors the net debt with the objective of ensuring the continuity of its business in the long term.

	December 31, 2023	December 31, 2022
Loans and borrowings	12,471	11,181
Leases (note 24)	1,452	1,531
Gross debt	13,923	12,712

(-) Cash and cash equivalents	3,609	4,736
(-) Short-term investments (i)	51	61
(-) Net Cash PTVI (note 16b)	703	-
Net debt	9,560	7,915

(i) Substantially comprises investments in an exclusive investment fund, which portfolio is made by committed transactions and Selic Treasury Notes (“LFTs”), which are floating-rate securities issued by the Brazilian government.

b)    Cash and cash equivalents

	December 31, 2023	December 31, 2022
R$	953	1,770
US$	2,516	2,798
Other currencies	140	168
Total	3,609	4,736

c) Loans and borrowings

i) Outstanding balance of loans and borrowings by type and currency

		Current liabilities		Non-current liabilities
	Average interest rate (i)	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Quoted in the secondary market:
US$ Bonds	6.02%	-	-	7,157	6,157
R$ Debentures (ii)	10.17%	96	47	119	186
Debt contracts in Brazil in (iii):
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	10.12%	49	46	200	232
R$, with fixed interest		-	2	-	-
Basket of currencies and bonds in US$ indexed to SOFR	6.80%	-	-	150	-
Debt contracts in the international market in:
US$, with variable and fixed interest	5.59%	500	54	3,945	4,212
Other currencies, with variable interest	4.12%	-	-	9	9
Other currencies, with fixed interest	3.87%	12	11	67	78
Accrued charges		167	147	-	-
		824	307	11,647	10,874

(i) In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable as of December 31, 2023.

(ii) The Company has debentures in Brazil obtained for the Company's infrastructure investment projects.

(iii) The Company entered into derivatives to mitigate the exposure to cash flow variations of all floating rate debt contracted in Brazil, resulting in an average cost of 3.39% per year in US$.

The reconciliation of loans and financing with cash flows resulting from financing activities is presented in note 10(C).

ii) Future flows of principal and interest of loans and borrowings payments

	Principal	Estimated future interest payments (i)
2024	657	779
2025	451	752
2026	572	724
2027	1,700	625
Between 2028 and 2030	3,274	1,540
2031 onwards	5,650	2,182
Total	12,304	6,602

(i) Based on interest rate curves and foreign exchange rates applicable as of December 31, 2023 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the annual financial statements.

For the year ended in 2023, 2% of total interest incurred in Loans and borrowings was capitalized (2022: 7%) (note 6). Loan and Borrowing costs that are not capitalized were recognized in the income statement of the year in which they are incurred.

Covenants

Some of the Company’s loans and borrowings agreements with lenders contain financial covenants. The primary financial covenants in those agreements require maintaining certain ratios, such as debt to EBITDA (as defined in note 4a) and interest coverage. The Company did not identify any instances of noncompliance as of December 31, 2023.

Accounting policy

Loans and borrowings are initially measured at fair value, net of transaction costs incurred and are subsequently carried at amortized cost and updated using the effective interest rate method. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the Income statement over the period of the loan, using the effective interest rate method. The fees paid in obtaining the loan are recognized as transaction costs. The Company contracts derivatives to protect its exposure to changes in debt cash flows, changing the average cost of debts that have hedge derivatives contracted.

Loans and borrowing costs are capitalized as part of property, plants and equipment if those costs are directly related to a qualified asset. The capitalization occurs until the qualified asset is ready for its intended use. Interest on loans and borrowing not capitalized is recognized in profit or loss for the year when incurred.